STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 016 - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ASSETS
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value	$ 2,418,738	$ 6,847,178
RECEIVABLES:
Interest	1,454	1,711
CASH	402,451	385,549
LIABILITIES
EBP, Net Asset Available for Benefit	$ 2,822,643	$ 7,234,438